Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0000059527
Registrant Name	Lincoln Electric Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES